Shareholders' equity (Details) - Schedule of options outstanding	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Number outstanding	3,003,150	3,458,805
Options Exercisable, Number Exercisable	911,816
Exercise Price 9.00 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price (in Dollars per share)	$ 9.00
Options Outstanding, Number outstanding	425,000
Options Outstanding, Remaining contractual life	4 years
Options Exercisable, Number Exercisable
Exercise Price 11.13 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price (in Dollars per share)	$ 11.13
Options Outstanding, Number outstanding	245,000
Options Outstanding, Remaining contractual life	1 year
Options Exercisable, Number Exercisable	245,000
Exercise Price 13.52 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price (in Dollars per share)	$ 13.52
Options Outstanding, Number outstanding	100,000
Options Outstanding, Remaining contractual life	1 year 3 months
Options Exercisable, Number Exercisable	100,000
Exercise Price 17.16 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price (in Dollars per share)	$ 17.16
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	1 year 5 months
Options Exercisable, Number Exercisable
Exercise Price 17.14 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price (in Dollars per share)	$ 17.14
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	1 year 5 months
Options Exercisable, Number Exercisable	50,000
Exercise Price 10.45 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price (in Dollars per share)	$ 10.45
Options Outstanding, Number outstanding	849,164
Options Outstanding, Remaining contractual life	2 years
Options Exercisable, Number Exercisable	299,164
Exercise Price 13.14 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price (in Dollars per share)	$ 13.14
Options Outstanding, Number outstanding	600,001
Options Outstanding, Remaining contractual life	3 years
Options Exercisable, Number Exercisable	198,334
Exercise Price 16.94 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price (in Dollars per share)	$ 16.94
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	3 years 10 months
Options Exercisable, Number Exercisable
Exercise Price 15.46 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price (in Dollars per share)	$ 15.46
Options Outstanding, Number outstanding	568,000
Options Outstanding, Remaining contractual life	4 years
Options Exercisable, Number Exercisable	3,333
Exercise Price 17.72 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price (in Dollars per share)	$ 17.72
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	4 years 6 months
Options Exercisable, Number Exercisable
Exercise Price 6.30 [Member]
Shareholders' equity (Details) - Schedule of options outstanding [Line Items]
Options Outstanding, Exercise price (in Dollars per share)	$ 6.30
Options Outstanding, Number outstanding	15,985
Options Outstanding, Remaining contractual life	2 years
Options Exercisable, Number Exercisable	15,985